SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, SR Warrants (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of fair value assumptions, SR Warrants
Expected Life of the Broker SR Warrants	2 years
Risk-Free Interest Rate	1.04%
Expected Dividend Yield	Nil
Expected Stock Price Volatility	265%
Fair Value at the date of transaction	$0.43